Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense (benefit)	$ 0	$ 400
Deferred tax assets, valuation allowance	48,935	40,421
Operating loss carry forwards	1,800	100
Deferred tax assets, operating loss carry forwards	36,898	29,829
Deferred tax assets, tax credit carry forwards	$ 7,107	$ 6,252
Percentage of elimination of NOL limitation for tax period	80.00%	100.00%
Unrecognized tax benefits, income tax penalties and interest expense	$ 0	$ 0
Balance of unrecognized tax benefits	$ 6,800
Coronavirus aid relief and economic security act period in which net operating loss to be carried	5 years
Research Tax Credit Carryforward [Member]
Deferred tax assets, operating loss carry forwards		600
Deferred tax assets, tax credit carry forwards		$ 100
Tax credit carry forward, amount	$ 3,800
Research Tax Credit Carryforward [Member] | 2034 [Member]
Operating loss carry forwards	63,200
Orphan Drug Tax Credit Carryforwards [Member]
Tax credit carry forward, amount	$ 2,200
Tax credit carry forward expiration period	2037 years
Federal Tax Authority [Member]
Tax credit carry forward, amount	$ 8,500
Federal Tax Authority [Member] | Indefinitely Period [Member]
Operating loss carry forwards	87,500
Federal Tax Authority [Member] | 2034 [Member]
Operating loss carry forwards	$ 166,000